Debt (Details) - USD ($)						6 Months Ended		12 Months Ended
	Jan. 29, 2021	Dec. 31, 2020	Dec. 05, 2019	Oct. 10, 2019	Jan. 07, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 28, 2017
Debt Instrument [Line Items]
Repayments of loan					$ 4,000,000	$ 65,532,000	$ 27,622,000	$ 28,431,000	$ 13,368,000	$ 0
Proceeds from promissory notes – related party				$ 4,000,000				0	4,000,000	0
Interest expense - paid in kind						$ 3,929,000	$ 3,602,000	$ 6,462,000	9,369,000	$ 0
Repayment of note									$ 500,000
First Title & Escrow, Inc
Debt Instrument [Line Items]
Ownership percentage by noncontrolling owners											49.00%
Lennar | Series C Preferred Stock
Debt Instrument [Line Items]
Sale of stock, number of shares (in Shares)			732,891
Proceeds from consideration on sale of shares			$ 8,900,000
Unit price per share (in usd per share)			$ 12.09
Subsequent Event
Debt Instrument [Line Items]
Repayments of loan	$ 65,500,000
Penny Warrant
Debt Instrument [Line Items]
Percentage of shares called by each warrant	1.35%
Warrants and rights outstanding, term	10 years	10 years						10 years
Penny Warrant | Subsequent Event
Debt Instrument [Line Items]
Percentage of shares called by each warrant	1.35%
Notes Payable, Related Party
Debt Instrument [Line Items]
Debt instrument, face amount					$ 87,000,000
Debt instrument, stated interest rate		2.50%						2.50%
Paid in kind interest rate		3.50%						3.50%
Interest expense - paid in kind								$ 6,500,000
Notes Payable, Related Party | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate								5.00%
Senior Debt | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 150,000,000						$ 150,000,000
Proceeds from debt	$ 150,000,000
Debt instrument, term		5 years
Debt instrument, stated interest rate		11.25%						11.25%
Debt instrument, percentage of interest paid in cash		5.00%
Debt instrument, debt default interest rate		15.00%						15.00%
Minimum liquidity covenant		$ 20,000,000						$ 20,000,000
Minimum consolidated revenue covenant		$ 130,000,000
Period for monthly payments		24 months
Senior Debt | Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Proceeds from debt	$ 150,000,000